                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

                           CDC Nvest Companies Trust I
               (Exact name of registrant as specified in charter)

          399 Boylston Street, Boston, Massachusetts          02116
           (Address of principal executive offices)         (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31, 2005

Date of reporting period: January 31, 2005

Item 1. Reports to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

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[LOGO] | CDC NvestFunds(SM)

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Annual Report
January 31, 2005
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AEW Real Estate Fund
AEW Management and Advisors

TABLE OF CONTENTS

Management Discussion and Performance.....................................Page 1

Schedule of Investments...................................................Page 4

Financial Statements......................................................Page 6

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                              AEW Real Estate Fund

--------------------------------------------------------------------------------

                                                               Portfolio Profile

--------------------------------------------------------------------------------

Objective:

Seeks to provide investors with above-average income and long-term growth of capital
--------------------------------------------------------------------------------

Strategy:

Invests in real estate investment trusts (REITs) and/or real estate-related companies
--------------------------------------------------------------------------------

Inception Date:

August 31, 2000
--------------------------------------------------------------------------------

Manager:

Matthew A. Troxell, CFA
AEW Management and Advisors, L.P.
--------------------------------------------------------------------------------

Symbols:

Class A   NRFAX
Class B   NRFBX
Class C   NRCFX
Class Y   NRFYX
--------------------------------------------------------------------------------

You Should Know:

The fund concentrates its investments in real estate investment trusts (REITs) and real estate-related companies. This subjects the fund to the risks of the real estate industry. Such risks include fluctuating real estate values, changes in interest rates and property taxes and the risk of mortgage defaults or mortgage prepayments. The fund is also subject to the risks of the stock market, which include unpredictable drops in value or periods of lackluster performance.

                                                           Management Discussion

--------------------------------------------------------------------------------

Real estate investment trusts (REITs) once again outperformed common stocks, as capital flows into the U.S. REIT market remained strong. REITs returned 15.13% for the 12 months ended January 31, 2005, as measured by the Morgan Stanley REIT Index, while common stocks returned 2.11% and 6.23%, respectively, as measured by the Dow Jones Industrial Average and the Standard & Poor's 500 Index. REITs also outperformed most bonds. The Lehman Aggregate Bond Index, a broad-based list of U.S. government and corporate bonds, returned 4.16% for the 12-month period, while the Lehman U.S. Treasury Index, composed of all Treasury bonds maturing in one year or more, returned 3.41%.

AEW Real Estate Fund's total return was 17.76% for the fiscal year, based on the net asset value of Class A shares and $0.35 in dividends and $0.64 in capital gains reinvested during the period. In addition to outperforming its benchmark, the Morgan Stanley REIT Index, the fund's return was slightly better than the 17.68% average return on the funds in Morningstar's Specialty Real Estate category.

Stock Selection Drove Performance

The strongest contributions to the fund's performance came from holdings in the office, apartment, hotel, and regional mall sectors. One of the fund's best performers was Boston Properties, which outperformed the office REIT sector by a wide margin. This well-managed company owns a portfolio of high-quality buildings concentrated in four high-profile markets - San Francisco, Boston, Midtown Manhattan, and Washington, D.C. AvalonBay Communities was one of the fund's best performing stocks in the apartment sector. Its performance was driven by a combination of factors, including AvalonBay's strategy of developing, acquiring, and managing apartments in strong real estate markets throughout the country. Positive job growth in its market areas also helped increase demand for apartments.

In the lodging sector, the hotel companies we selected performed well, but Starwood Hotels and Resorts Worldwide was among the standouts. Like many in its universe, Starwood saw great improvement in occupancy rates in 2004 versus 2003. The fund also benefited from its position in Simon Property Group, the largest publicly traded retail real estate company in North America. Continued strong conditions for selected retail operators, and consistent revenue and earnings streams from Simon, combined to have a positive impact on the company's shares. Simon's mid-year acquisition of Chelsea Property Group, another retail REIT, also had a positive impact on the company's performance.

Detractors From Performance Were Few

Liberty Property Trust, an industrial REIT, lagged its peer group during the period, although we remain confident that the company's management has a good understanding of Liberty's business and retains strong assets. We believe the company will eventually benefit from an improving economy.

The marginal changes we made to the fund's composition during the year were consistent with our value-oriented strategy. These changes resulted in a slight decrease in the fund's exposure to the industrial sector and increases in the office, apartment, and lodging sectors.

Outlook

The nation's property markets are showing slow but steady improvement in such measures as vacancy and rental rates, and we expect growth to continue through 2005. Against this backdrop of gradually improving fundamentals, real estate as an asset class continues to attract significant capital from a wide range of investors. However, after the impressive returns of the past five years, we would not be surprised to see REIT returns moderating in the coming year. In this environment, we expect to take a more cautious approach, knowing that careful stock picking will be even more important in the new fiscal year.

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                              AEW Real Estate Fund

--------------------------------------------------------------------------------

                                     Investment Results through January 31, 2005

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Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                             [GRAPHIC APPEARS HERE]

                                Average Annual Total Returns -- January 31, 2005
--------------------------------------------------------------------------------

                                                                      Since
                                                      1 Year/4/     Inception/4/
                                                      ---------   --------------
Class A (Inception 12/29/00)

Net Asset Value/1/                                      17.76%        17.61%
With Maximum Sales Charge/2/                            11.01         15.91

Class B (Inception 12/29/00)

Net Asset Value/1/                                      17.06         16.75
With CDSC/3/                                            12.06         16.44

Class C (Inception 12/29/00)

Net Asset Value/1/                                      16.88         16.78
With CDSC/3/                                            15.88         16.78

Class Y (Inception 8/31/00)

Net Asset Value/1/                                      17.93         18.69
--------------------------------------------------------------------------------

                                                                 Since           Since
                                                             Class A, B, C      Class Y
Comparative Performance                             1 Year    Inception/7/   Inception/7/
-----------------------                             ------   -------------   ------------
   Morgan Stanley REIT Index/5/                      15.13%      17.34%          17.72%
   Morningstar Specialty Real Estate Fund Avg./6/    17.68       17.35           17.70

All returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. Recent returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. All results include reinvestment of dividends and capital gains. The illustration represents past performance of Class A shares. The table and illustration do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Class Y shares are available to certain institutional investors only.

Portfolio as of January 31, 2005
--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                     as of
                                                               -----------------
REITs                                                          1/31/05   7/31/04
--------------------------------------------------------------------------------
Apartments                                                       18.0      16.9
--------------------------------------------------------------------------------
Office                                                           15.9      14.9
--------------------------------------------------------------------------------
Regional Malls                                                   13.3      16.2
--------------------------------------------------------------------------------
Shopping Centers                                                 12.4      11.5
--------------------------------------------------------------------------------
Industrial                                                       11.8      11.9
--------------------------------------------------------------------------------
Diversified                                                       8.4       7.7
--------------------------------------------------------------------------------
Lodging/Resorts                                                   4.2       3.9
--------------------------------------------------------------------------------
Self Storage                                                      4.1       3.8
--------------------------------------------------------------------------------
Healthcare                                                        2.4       2.4
--------------------------------------------------------------------------------
Office/Industrial                                                 1.1       1.2
--------------------------------------------------------------------------------
Hotels                                                            0.4       0.3
--------------------------------------------------------------------------------
Manufactured Homes                                                0.3       1.0
--------------------------------------------------------------------------------
Factory Outlets                                                    --       1.3
--------------------------------------------------------------------------------

Other Real Estate-Related Companies
--------------------------------------------------------------------------------
Hotels & Motels                                                   3.6       3.2
--------------------------------------------------------------------------------
Real Estate Management                                            2.0       1.7
--------------------------------------------------------------------------------

Notes to Charts

/1/  Does not include a sales charge.

/2/  Includes the maximum sales charge of 5.75%.

/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1 - 6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

/4/ Fund performance has been increased by expense waivers, without which performance would have been lower.

/5/ Morgan Stanley REIT Index is an unmanaged index of the most actively traded real estate investment trusts (REITs), designed to measure real estate equity performance.

/6/ Morningstar Specialty Real Estate Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

/7/ The since-inception performance comparisons shown for each Class of fund shares are calculated as follows: Classes A, B and C from 12/31/00; Class Y from 8/31/00.

--------------------------------------------------------------------------------
              NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
--------------------------------------------------------------------------------

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                       Understanding Your Fund's Expenses

--------------------------------------------------------------------------------

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the fund's prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from August 1, 2004 through January 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

                                           Beginning Account   Ending Account   Expenses Paid During
                                                 Value              Value              Period*
                                                 8/1/04            1/31/05        8/1/04 - 1/31/05
                                           -----------------   --------------   --------------------
AEW Real Estate Fund
                 Class A
Actual                                           $1,000           $1,140.90             $8.07
Hypothetical (5% return before expenses)         $1,000           $1,017.60             $7.61
                 Class B
Actual                                           $1,000           $1,138.50             $12.09
Hypothetical (5% return before expenses)         $1,000           $1,013.83             $11.39
                 Class C
Actual                                           $1,000           $1,136.10             $12.08
Hypothetical (5% return before expenses)         $1,000           $1,013.83             $11.39
                 Class Y
Actual                                           $1,000           $1,141.40             $6.72
Hypothetical (5% return before expenses)         $1,000           $1,018.86             $6.34

*Expenses are equal to the fund's annualized expense ratio: 1.50%, 2.25%, 2.25% and 1.25% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-year period).

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                 AEW Real Estate Fund -- Schedule of Investments

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Investments as of January 31, 2005

  Shares                        Description                          Value (a)
--------------------------------------------------------------------------------
Common Stocks -- 97.9% of Total Net Assets
             LODGING & GAMING - 3.6%
             Hotels & Motels - 3.6%
    99,500   Hilton Hotels Corp.                                   $  2,213,875
    22,000   Starwood Hotels & Resorts Worldwide, Inc.                1,273,580
                                                                   ------------
                                                                      3,487,455
                                                                   ------------
             REAL ESTATE - 2.0%
             Real Estate Management - 2.0%
    53,600   Brookfield Properties Corp.(c)                           1,956,400
                                                                   ------------
             REAL ESTATE INVESTMENT TRUSTS - 92.3%
             REITs - Apartments - 18.0%
    42,000   Apartment Investment & Management Co., Class A(c)        1,507,800
   108,500   Archstone Smith Trust                                    3,721,550
    69,000   AvalonBay Communities, Inc.(c)                           4,617,480
    52,000   Camden Property Trust(c)                                 2,356,120
   129,000   Equity Residential Properties Trust                      4,068,660
    56,000   United Dominion Realty Trust, Inc.(c)                    1,244,320
                                                                   ------------
                                                                     17,515,930
                                                                   ------------
             REITs - Diversified - 8.4%
    15,500   Capital Automotive(c)                                      506,385
   147,000   Catellus Development Corp.                               3,942,540
    26,500   iStar Financial, Inc.                                    1,109,025
    15,400   Spirit Finance Corp.(c) (d)                                183,260
    36,000   Vornado Realty Trust                                     2,489,040
                                                                   ------------
                                                                      8,230,250
                                                                   ------------
             REITs - Healthcare - 2.4%
    42,500   Healthcare Realty Trust, Inc.                            1,549,975
    73,000   Omega Healthcare Investors, Inc.                           819,060
                                                                   ------------
                                                                      2,369,035
                                                                   ------------
             REITs - Hotels - 0.4%
    25,000   Strategic Hotel Capital, Inc.                              384,250
                                                                   ------------
             REITs - Industrial - 11.8%
    66,000   AMB Property Corp.                                       2,457,180
    35,000   Duke Realty Corp.                                        1,088,500
    15,000   First Potomac Realty Trust                                 321,750
    93,500   Liberty Property Trust                                   3,651,175
   104,000   ProLogis Trust                                           3,966,560
                                                                   ------------
                                                                     11,485,165
                                                                   ------------
             REITs - Lodging/Resorts - 4.2%
    16,000   Hospitality Properties Trust                               682,400
   212,000   Host Marriott Corp.(c)                                   3,392,000
                                                                   ------------
                                                                      4,074,400
                                                                   ------------
             REITs - Manufactured Homes - 0.3%
     9,000   Sun Communities, Inc.                                      333,900
                                                                   ------------
             REITs - Office - 15.9%
    21,000   BioMed Realty Trust, Inc.                                  418,950
    87,500   Boston Properties, Inc.                                  5,055,750
    17,500   CarrAmerica Realty Corp.                                   531,125
    25,300   Corporate Office Properties Trust V                        650,969
    89,500   Equity Office Properties Trust(c)                        2,504,210
    61,800   Highwoods Properties, Inc.(c)                            1,514,100
    41,000   Kilroy Realty Corp.                                      1,602,280
    48,200   Prentiss Properties Trust                                1,727,006
    85,000   Trizec Properties, Inc.                                  1,505,350
                                                                   ------------
                                                                     15,509,740
                                                                   ------------
             REITs - Office/Industrial - 1.1%
    25,000   PS Business Parks, Inc.                                  1,055,000
                                                                   ------------
             REITs - Regional Malls - 13.3%
    78,000   General Growth Properties, Inc.(c)                       2,478,060
    32,500   Macerich Co. (The)                                       1,859,325
   112,000   Simon Property Group, Inc.                            $  6,641,600
    73,900   Taubman Centers, Inc.                                    1,996,039
                                                                   ------------
                                                                     12,975,024
                                                                   ------------
             REITs - Self Storage - 4.1%
    50,000   Public Storage, Inc.                                     2,625,500
    32,500   Shurgard Storage Centers, Inc., Class A                  1,329,250
                                                                   ------------
                                                                      3,954,750
                                                                   ------------
             REITs - Shopping Centers - 12.4%
    77,300   Developers Diversified Realty Corp.                      3,072,675
    43,000   Federal Realty Investment Trust                          2,028,740
    35,000   Kimco Realty Corp.                                       1,854,300
    24,000   Kite Realty Group Trust                                    360,000
    20,500   Pan Pacific Retail Properties, Inc.                      1,186,745
    20,900   Realty Income Corp.                                        487,179
    62,000   Regency Centers Corp.                                    3,062,800
                                                                   ------------
                                                                     12,052,439
                                                                   ------------
             Total Real Estate Investment Trusts                     89,939,883
                                                                   ------------
             Total Common Stocks (Identified Cost $76,881,219)       95,383,738
                                                                   ------------

Principal Amount
----------------
Short Term Investments - 20.2%
$1,263,195   Repurchase Agreement with Investors Bank & Trust
                Co. dated 1/31/2005 at 2.00% to be repurchased
                at $1,263,265 on 2/01/2005, collateralized by
                $1,317,812 Federal National Mortgage
                Association Bond, 2.880%, due 9/18/2031 valued
                at $1,326,595                                         1,263,195
    42,215   Bank of America, 2.26%, due 2/15/2005(e)                    42,215
 1,055,382   Bank of America, 2.27%, due 4/18/2005(e)                 1,055,382
 1,055,382   Bank of Montreal, 2.125%, due 2/02/2005(e)               1,055,382
   432,988   Bank of Montreal, 2.50%, due 3/02/2005(e)                  432,988
   422,153   Bank of Nova Scotia, 2.32%, due 2/08/2005(e)               422,153
 1,055,382   Bank of Nova Scotia, 2.37%, due 2/14/2005(e)             1,055,382
 1,055,382   BGI Institutional Money Market Fund(e)                   1,055,382
   844,306   BNP Paribas, 2.295%, due 2/23/2005(e)                      844,306
   220,575   Calyon, 2.435%, due 3/16/2005(e)                           220,575
 1,266,458   Calyon, 2.50%, due 3/24/2005(e)                          1,266,458
   633,229   Federal Home Loan Bank, 2.174%, due 2/01/2005(e)           633,229
 1,055,382   Fortis Bank, 2.20%, due 2/11/2005(e)                     1,055,382
 1,030,053   Fortis Bank, 2.44%, due 3/14/2005(e)                     1,030,053
 1,887,023   Goldman Sachs Group Inc., 2.54%, due 2/01/2005(e)        1,887,023
   422,153   Lloyds TSB Bank, 2.28%, due 2/02/2005(e)                   422,153
   295,337   Merrill Lynch Premier Institutional Fund(e)                295,337
   211,076   Merrimac Cash Fund-Premium Class(e)                        211,076
   211,076   Ranger Funding, 2.375%, due 2/14/2005(e)                   211,076
 1,688,611   Royal Bank of Canada, 2.32%, due 2/09/2005(e)            1,688,611
 1,055,382   Royal Bank of Scotland, 2.36%, due 2/17/2005(e)          1,055,382
 1,055,382   Royal Bank of Scotland, 2.42%, due 3/07/2005(e)          1,055,382
   211,076   Sheffield Receivables Corp., 2.345%, due
                2/11/2005(e)                                            211,076
   211,076   The Bank of the West, 2.48%, due 2/24/2005(e)              211,076
   633,229   Wells Fargo, 2.39%, due 2/22/2005(e)                       633,229
   422,153   Wells Fargo, 2.44%, due 2/22/2005(e)                       422,153
                                                                   ------------
             Total Short Term Investments (Identified
                Cost $19,735,656)                                    19,735,656
                                                                   ------------
             Total Investments - 118.1% (Identified Cost
                $96,616,875)(b)                                     115,119,394
             Other assets less liabilities - (18.1%)                (17,670,857)
                                                                   ------------
             Total Net Assets - 100%                               $ 97,448,537
                                                                   ------------
(a) See Note 2a of Notes to Financial Statements.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(b) Federal Tax Information:
    At January 31,2005, the net unrealized appreciation on investments based on cost of $96,838,924 for federal income tax purpose was as follows:
    Aggregate gross unrealized appreciation for all investments in which
    there is an excess of value over tax cost                       $18,511,054
    Aggregate gross unrealized depreciation for all investments
       in which there is an excess of tax cost over value           $  (230,584)
                                                                    -----------
    Net unrealized appreciation                                     $18,280,470
                                                                    ===========
    At January 31,2005, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of $133,773 in undistributed ordinary income and $2,201,267 in undistributed long term gains.

(c) All or a portion of this security was on loan to brokers at January
    31, 2005.
(d) Non-income producing security.
(e) Represents investments of securities lending collateral.
REITs Real Estate Investment Trusts

Holdings at January 31, 2005 as a Percentage of Net Assets (unaudited)
Apartments                 18.0%
Office                     15.9
Regional Malls             13.3
Shopping Centers           12.4
Industrial                 11.8
Diversified                 8.4
Lodging/Resorts             4.2
Self Storage                4.1
Hotels & Motels             4.0
Healthcare                  2.4
Real Estate Management      2.0
Other, less than 2% each    1.4

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        Statement of Assets & Liabilities

--------------------------------------------------------------------------------

January 31, 2005

ASSETS
   Investments, at value including securities on loan of
      $17,786,152 (identified cost, $96,616,875)                   $115,119,394
   Receivable for Fund shares sold                                      268,768
   Receivable for securities sold                                       721,633
   Dividends and interest receivable                                    131,620
   Securities lending income receivable                                     673
   Prepaid insurance expense                                              1,584
                                                                   ------------
   TOTAL ASSETS                                                     116,243,672
                                                                   ------------
LIABILITIES
   Collateral on securities loaned, at value                         18,472,461
   Payable for securities purchased                                      88,315
   Payable for Fund shares redeemed                                     102,161
   Due to investment adviser                                             37,920
   Trustees' Fees                                                        16,959
   Transfer agent fees payable                                           34,334
   Accounting and administrative fees payable                             4,634
   Other accounts payable and accrued expenses                           38,351
                                                                   ------------
      TOTAL LIABILITIES                                              18,795,135
                                                                   ------------
NET ASSETS                                                         $ 97,448,537
                                                                   ============
NET ASSETS CONSIST OF:
   Paid in capital                                                   76,850,476
   Undistributed (overdistributed) net investment income                (17,449)
   Accumulated net realized gain (loss) on investments                2,112,991
   Net unrealized appreciation (depreciation) of investments         18,502,519
                                                                   ------------
NET ASSETS                                                         $ 97,448,537
                                                                   ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
   Class A shares:
      Net assets                                                   $ 58,965,195
                                                                   ============
      Shares of beneficial interest                                   3,502,729
                                                                   ============
      Net asset value and redemption price per share               $      16.83
                                                                   ============
      Offering price per share (100/[100-maximum sales charge]
         of net asset value)                                       $      17.86
                                                                   ============
   Class B shares: (redemption price is equal to net asset value less any applicable contingent deferred sales charges)
      Net assets                                                   $ 14,131,272
                                                                   ============
      Shares of beneficial interest                                     840,161
                                                                   ============
      Net asset value and offering price per share                 $      16.82
                                                                   ============
   Class C shares: (redemption price is equal to net asset value less any applicable contingent deferred sales charges)
      Net assets                                                   $ 14,388,298
                                                                   ============
      Shares of beneficial interest                                     854,373
                                                                   ============
      Net asset value and offering price per share                 $      16.84
                                                                   ============
   Class Y shares:
      Net assets                                                   $  9,963,772
                                                                   ============
      Shares of beneficial interest                                     605,771
                                                                   ============
      Net asset value, offering and redemption price per share     $      16.45
                                                                   ============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            Statement of Operations

--------------------------------------------------------------------------------

For the Year Ended January 31, 2005

INVESTMENT INCOME
   Dividends (net of foreign taxes of $4,061)                       $ 3,009,702
   Interest                                                              11,670
   Securities lending income                                              8,980
                                                                    -----------
                                                                      3,030,352
                                                                    -----------
   Expenses
      Management fees                                                   671,404
      Service fees - Class A                                            123,029
      Service and distribution fees - Class B                           129,002
      Service and distribution fees - Class C                           131,742
      Trustees' fees and expenses                                        15,755
      Accounting and administrative                                      53,673
      Custodian                                                          59,504
      Transfer agent fees - Class A, Class B, Class C                   261,648
      Transfer agent fees - Class Y                                      22,333
      Audit and tax services                                             20,424
      Legal                                                               5,401
      Reports to shareholders                                            36,350
      Registration                                                       61,926
      Miscellaneous                                                       9,637
                                                                    -----------
   Total expenses                                                     1,601,828
                                                                    -----------
      Less waiver                                                      (168,874)
                                                                    -----------
   Net expenses                                                       1,432,954
                                                                    -----------
   Net investment income                                              1,597,398
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Realized gain (loss) on investments - net                       5,771,425
      Change in unrealized appreciation (depreciation) of
         investments - net                                            5,423,640
                                                                    -----------
   Net realized and unrealized gain on investments                   11,195,065
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $12,792,463
                                                                    ===========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                       Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                               Year Ended         Year Ended
                                             January 31, 2005   January 31, 2004
                                             ----------------   ----------------
FROM OPERATIONS:
   Net investment income                        $ 1,597,398        $ 1,146,108
   Net realized gain (loss) on investments        5,771,425          1,438,337
   Net change in unrealized appreciation
      (depreciation) of investments               5,423,640         14,404,596
                                                -----------        -----------
   Increase (decrease) in net assets
      resulting from operations                  12,792,463         16,989,041
                                                -----------        -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class A                                    (1,065,443)          (952,569)
      Class B                                      (194,563)          (293,266)
      Class C                                      (197,873)          (192,978)
      Class Y                                      (225,091)          (192,863)
   Short-Term capital gain
      Class A                                      (100,438)          (177,613)
      Class B                                       (24,819)           (57,187)
      Class C                                       (25,249)           (45,751)
      Class Y                                       (20,124)           (37,629)
   Long-Term capital gain
      Class A                                    (1,979,162)          (364,303)
      Class B                                      (490,556)          (124,336)
      Class C                                      (498,802)           (92,113)
      Class Y                                      (393,435)           (69,657)
                                                -----------        -----------
                                                 (5,215,555)        (2,600,265)
                                                -----------        -----------
INCREASE (DECREASE) IN NET ASSETS DERIVED
   FROM CAPITAL SHARE TRANSACTIONS:              19,276,445         29,689,479
                                                -----------        -----------
   Total increase (decrease) in net assets       26,853,353         44,078,255
NET ASSETS
   Beginning of period                           70,595,184         26,516,929
                                                -----------        -----------
   End of period                                $97,448,537        $70,595,184
                                                ===========        ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET
   INVESTMENT INCOME                            $   (17,449)       $    (9,048)
                                                ===========        ===========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                              Financial Highlights

--------------------------------------------------------------------------------

For a share outstanding throughout each period.

                   Income (loss) from investment operations:                  Less distributions:
             ----------------------------------------------------- -----------------------------------------
              Net asset
               value,                     Net realized                Dividends   Distributions                Net asset
              beginning        Net       and unrealized Total from      from         from net                   value,     Total
                 of        investment    gain (loss) on investment net investment    realized        Total      end of     return
             the period income (loss)(b)   investments  operations     income     capital gains distributions the period (%)(a)(c)
             ---------- ---------------- -------------- ---------- -------------- ------------- ------------- ---------- ---------
Class A
1/31/2005      $15.13         $0.34        $ 2.35         $ 2.69      $(0.35)        $(0.64)       $(0.99)      $16.83      17.8
1/31/2004       11.00          0.36          4.49           4.85       (0.48)         (0.24)        (0.72)       15.13      45.0
1/31/2003       11.37          0.40         (0.22)          0.18       (0.39)         (0.16)        (0.55)       11.00       1.3
1/31/2002       10.49          0.55          0.82           1.37       (0.38)         (0.11)        (0.49)       11.37      13.2
1/31/2001(f)    10.58          0.02         (0.11)(e)      (0.09)         --             --            --        10.49      (0.9)

Class B
1/31/2005       15.10          0.22          2.38           2.60       (0.24)         (0.64)        (0.88)       16.82      17.1
1/31/2004       11.00          0.26          4.46           4.72       (0.38)         (0.24)        (0.62)       15.10      43.7
1/31/2003       11.39          0.32         (0.24)          0.08       (0.31)         (0.16)        (0.47)       11.00       0.5
1/31/2002       10.49          0.50          0.78           1.28       (0.27)         (0.11)        (0.38)       11.39      12.3
1/31/2001(f)    10.58          0.02         (0.11)(e)      (0.09)         --             --            --        10.49      (0.9)

Class C
1/31/2005       15.15          0.22          2.35           2.57       (0.24)         (0.64)        (0.88)       16.84      16.9
1/31/2004       11.01          0.26          4.50           4.76       (0.38)         (0.24)        (0.62)       15.15      43.9
1/31/2003       11.40          0.32         (0.24)          0.08       (0.31)         (0.16)        (0.47)       11.01       0.5
1/31/2002       10.49          0.50          0.79           1.29       (0.27)         (0.11)        (0.38)       11.40      12.4
1/31/2001(f)    10.58          0.02         (0.11)(e)      (0.09)         --             --            --        10.49      (0.9)

Class Y
1/31/2005       14.83          0.38          2.28           2.66       (0.40)         (0.64)        (1.04)       16.45      17.9
1/31/2004       10.80          0.40          4.40           4.80       (0.53)         (0.24)        (0.77)       14.83      45.5
1/31/2003       11.21          0.42         (0.22)          0.20       (0.45)         (0.16)        (0.61)       10.80       1.5
1/31/2002       10.49          0.58          0.81           1.39       (0.56)         (0.11)        (0.67)       11.21      13.5
1/31/2001(g)    10.00          0.23          0.55           0.78       (0.29)            --         (0.29)       10.49       7.8

(a) A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c) Had certain expenses not been reduced during the period, total returns would have been lower.
(d)  Computed on an annualized basis for periods less than one year.
(e) The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period due to the timing of purchases and redemptions of Fund shares in relation to fluctuating values of the investments of the Fund.
(f) For the period December 29, 2000 (commencement of operations) through January 31, 2001.
(g) For the period August 31, 2000 (commencement of operations) through January 31, 2001.
(h) The investment advisor waived a portion of its advisory fee during the period. Without this waiver, expense ratios would have been higher.
(i) Represents total expenses prior to advisory fee waiver. Prior to 2005, expenses in this table were presented net of such waivers.

                 See accompanying notes to financial statements.

                     Ratios to average net assets:
              ------------------------------------------
Net assets,              Expenses after
  end of                 reimbursement/   Net investment   Portfolio
the period    Expenses       waiver        income (loss)    turnover
   (000)       (%)(i)        (%)(h)             (%)         rate (%)
-----------   --------   --------------   --------------   ---------
  $58,965      1.71          1.50             2.11             20
   39,846      2.00          1.50             2.73             18
   13,307      2.43          1.50             3.47             35
    5,522      5.66          1.50             4.92             36
      820     42.99(d)       1.50(d)          2.30(d)          12

   14,131      2.46          2.25             1.36             20
   12,129      2.75          2.25             1.98             18
    8,401      3.18          2.25             2.72             35
    3,718      6.41          2.25             4.43             36
       87     43.74(d)       2.25(d)          2.14(d)          12

   14,388      2.46          2.25             1.36             20
   11,410      2.75          2.25             1.98             18
    3,288      3.18          2.25             2.72             35
    1,061      6.41          2.25             4.52             36
       44     43.74(d)       2.25(d)          1.79(d)          12

    9,964      1.37          1.25             2.38             20
    7,210      1.55          1.25             2.98             18
    1,521      1.77          1.25             3.72             35
      611      4.45          1.25             5.35             36
      539     36.36(d)       1.25(d)          5.40(d)          12

--------------------------------------------------------------------------------

                          Notes to Financial Statements

--------------------------------------------------------------------------------

For the Year Ended January 31, 2005

1. Organization. AEW Real Estate Fund (the "Fund") is a series of CDC Nvest Companies Trust I (the "Trust"), a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks to provide investors with above-average income and long-term growth of capital. The Restatement of Amended Agreement and Declaration of Trust permits the Fund's Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series is a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front end sales charge, do not convert to any other class of shares, pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a CDSC or Rule 12b-1 fees. They are intended for institutional investors with a minimum initial investment of $1,000,000, though some categories of investors are excepted from the minimum investment amount.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange, or if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser pursuant to the procedures approved by the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Fund's Board of Trustees.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon thereafter as the Fund is notified, and interest income is recorded on an accrual basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when recovery of such taxes is uncertain. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal period, resulting from changes in exchange rates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For the Year Ended January 31, 2005

d. Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made. The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

e. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for distributions from real estate investment trusts for book and tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to the capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes. The amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund's investments in REITs are determined at the end of the Fund's fiscal year. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements and to shareholders as a return of capital.

f. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

3. Purchases and Sales of Securities. For the year ended January 31, 2005, purchases and sales of securities (excluding short-term investments) were $32,977,245 and $16,748,438, respectively.

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. AEW Management and Advisors, L. P. ("AEW") serves as investment adviser to the Fund. AEW is an affiliate of AEW Capital Management,
L. P. a wholly owned subsidiary of IXIS Asset Management North America, L.P. ("IXIS North America"). Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund's average daily net assets:

     Percentage of Average Daily Net Assets
     --------------------------------------
               First          Over
           $500 million   $500 million
           ------------   ------------
              0.800%         0.750%

For the year ended January 31, 2005, management fees for the Fund were $671,404 (0.80% of average daily net assets).

b. Accounting and Administrative Expense. During the period February 1, 2004 through December 31, 2004, IXIS Asset Management Services Company ("IXIS Services"), formerly CDC IXIS Asset Management Services, Inc., a wholly-owned subsidiary of IXIS North America, performed certain accounting and administrative services for the Fund and subcontracted with Investors Bank & Trust Company ("IBT") to serve as subadministrator. Pursuant to an agreement among the Trust, CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust and CDC Nvest Companies Trust I (the "CDC Nvest Funds Trusts"), Loomis Sayles Funds I and Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts") (collectively the "Trusts") and IXIS Services, the Fund paid IXIS Services its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

     (1)  Percentage of Eligible Average Daily Net Assets
          -----------------------------------------------
                  First        Next          Over
               $5 billion   $5 billion   $10 billion
               ----------   ----------   -----------
                 0.0675%      0.0625%      0.0500%

     or

     (2) Each Fund's pro rata portion, allocated based on the combined assets of the Trusts, of the annual aggregate minimum fee of $5 million.

Effective January 1, 2005, IXIS Asset Management Advisors, L.P. ("IXIS Advisors") assumed responsibility for providing accounting and administrative services to the Fund. IBT continues to serve as subadministrator.

For the year ended January 31, 2005, $53,673 was paid to IXIS Services and IXIS Advisors for accounting and administrative expense.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For the Year Ended January 31, 2005

c. Transfer Agent Fees. IXIS Services is the transfer and shareholder servicing agent for the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. During the period February 1, 2004 through December 31, 2004, Classes A, B and C paid service fees monthly representing the higher amount based on the following calculations:

     (1) The Fund's pro rata portion of an annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of Class A, Class B and Class C accounts in Load Equity Funds. Load Equity Funds consist of all equity funds within the CDC Nvest Funds Trusts, Loomis Sayles Growth Fund, and Loomis Sayles Research Fund.

         First            Next             Over
     $5.7 billion   Next $5 billion   $10.7 billion
     ------------   ---------------   -------------
        0.184%           0.180%           0.175%

     Each class of shares is subject to a monthly class minimum of $1,500 allocated based on the combined assets of Class A, Class B and Class C

          or

     (2) An allocated portion, based on eligible assets, of a minimum annual aggregate fee of $8.4 million.

Class Y paid service fees monthly representing the higher amount based on the following calculation:

     (1) The Fund's pro rata portion of an annual aggregate fee determined by applying an annual rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in No-Load Retail Funds* and Load Funds - Class Y. **

          Class Y shares are subject to a monthly class minimum of $1,250.

          or

     (2) An allocated portion, based on eligible assets of a minimum annual aggregate fee of $650,000.

* No-Load Retail Funds consist of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

** Load Funds - Class Y consist of all Funds with Class Y offered within the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts.

Effective January 1, 2005, each Load Equity Fund, for its Class A, B, and C shares, pays fees to IXIS Services representing a pro rata portion of the greater of:

     (1) An aggregate annual minimum fee of approximately $6.8 million for all Load Equity Funds;

          or

     (2) An annual account based fee of $25.44 for each open account and $2.00 for each closed account, aggregated for all Load Equity Funds.

and each Load Equity Fund, for its Class Y shares, will pay fees to IXIS Services representing a pro rata portion of the greater of:

     (1) An aggregate annual minimum fee of approximately $1 million for all No-Load Retail Funds and Load Funds - Class Y;

          or

     (2) An annual account based fee of $25.44 for each open account in an Equity Fund, $25.25 for each open account in a Fixed Income Fund and $2.00 for each closed account, aggregated for all No Load Retail Funds and Load Funds - Class Y.

Each class of shares is subject to a monthly class minimum of $1,500.

In addition, pursuant to other service agreements, the Fund pays service fees to other firms that provide similar services for their own shareholder accounts.

IXIS Services and BFDS and other firms are also reimbursed by the Fund for out-of-pocket expenses. For the year ended January 31, 2005, the Fund paid $210,018 to IXIS Services as compensation for its services as transfer agent.

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For the Year Ended January 31, 2005

Under the Class A Plan, the Fund pays IXIS Asset Management Distributors, L.P. ("IXIS Distributors") formerly CDC IXIS Asset Management Distributors, L.P., the Fund's distributor (a wholly-owned subsidiary of IXIS North America), a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended January 31, 2005, the Fund paid IXIS Distributors $123,029 in fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays IXIS Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the year ended January 31, 2005 the Fund paid IXIS Distributors $32,251 and $32,936 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays IXIS Distributors a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B shares and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in connection with the marketing or sale of Class B and Class C shares. For the year ended January 31, 2005 the Fund paid IXIS Distributors $96,751 and $98,806 in distribution fees under the Class B and Class C Plans, respectively.

Commissions (including CDSC) on Fund shares paid to IXIS Distributors by investors in shares of the Fund during the year ended January 31, 2005 amounted to $153,243.

e. Trustees Fees and Expenses. The CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS North America, IXIS Services or their affiliates. Each Trustee who is an independent Trustee of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts receives, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees attended. Each committee chairmen receives an additional retainer fee at the annual rate of $7,000. Each committee member receives a meeting attendance fee of $3,750 per committee meeting attended. The co-chairmen of the Board each receive an additional annual retainer of $25,000. These fees are allocated to the various series of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to July 1, 2004, the Trusts paid each independent Trustee a $45,000 annual retainer and a $4,500 fee per meeting attended. In addition, each committee member received a retainer fee at the annual rate of $7,000 while each committee chairman received a $5,000 annual retainer (beyond the $7,000). Each committee member received a $1,750 fee per meeting attended. The retainer fees assumed four Board or committee meetings per year.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other funds of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

f. Publishing Services. IXIS Services performs certain desktop publishing services for the Fund. Fees for these services are presented in the Statement of Operations as shareholder reporting. For the year ended January 31, 2005, the fund paid $926 to IXIS Services as compensation for these services.

5. Line of Credit. The Fund, along with certain other portfolios, participates in a $50,000,000 committed line of credit provided by IBT under a credit agreement (the "Agreement") dated April 30, 2002. Advances under the Agreement are taken primarily for temporary or emergency purposes. Interest is charged to the Fund based on its borrowing at a rate per annum equal to the Federal Funds rate plus 0.45%. In addition, the Fund is charged a facility fee equal to 0.10% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the Fund and the other participating portfolios. There were no borrowings during the year ended January 31, 2005.

6. Security Lending. The Fund has entered into an agreement with IBT, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending its securities. At January 31, 2005, the Fund loaned securities having a market value of $17,786,152 and collateralized by cash in the amount of $18,472,461 which was invested in short-term investments.

7. Brokerage Commission Recapture. The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are presented as realized gains in the Statement of Operations. For the year ended January 31, 2005, $3,263 was rebated under these agreements. Previously, such rebates were presented as a reduction of expenses in the Statements of Operations. This reclassification has no impact on total net assets of the Fund.

8. Contingent Expense Obligations. AEW has given a binding undertaking to the Fund to defer its management fees, and if necessary, bear certain expenses associated with the Fund in order to limit the Fund's total operating expenses. This undertaking is in effect until April 30, 2006 and will be reevaluated on an annual basis. For the year ended January 31, 2005, $168,874 of class level expenses have been reimbursed.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For the Year Ended January 31, 2005

AEW shall be permitted to recover expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent the Fund's expenses fall below the expense limits, provided, however, that the Fund is not obligated to pay such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.

At January 31, 2005, the expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreements were as follows:

                                                         Expenses Subject
                                                            to Possible
    Expense Limit as a Percentage         Expiration       Reimbursement
     of Average Daily Net Assets           of Waiver       through 2006
-------------------------------------   --------------   ----------------
Class A   Class B   Class C   Class Y
-------   -------   -------   -------
 1.50%     2.25%     2.25%     1.25%    April 30, 2006       $168,874

9. Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                    Year Ended                 Year Ended
                                                 January 31, 2005           January 31, 2004
                                             ------------------------   -----------------------
                                               Shares       Amount        Shares       Amount
                                             ---------   ------------   ---------   -----------
Class A
   Shares sold                               1,631,053   $ 26,382,140   1,840,928   $24,015,684
   Shares issued in connection with
      the reinvestment of:
      Dividends from net investment income      53,778        864,259      56,886       759,339
      Distributions from net realized gain      96,356      1,728,043      31,114       438,679
                                             ---------   ------------   ---------   -----------
                                             1,781,187     28,974,442   1,928,928    25,213,702
   Shares repurchased                         (912,020)   (14,456,723)   (505,210)   (6,586,903)
                                             ---------   ------------   ---------   -----------
   Net increase (decrease)                     869,167   $ 14,517,719   1,423,718   $18,626,799
                                             ---------   ------------   ---------   -----------
Class B
   Shares sold                                 219,231   $  3,582,683     204,391   $ 2,660,460
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income       9,820        155,848      17,736       231,747
      Distributions from net realized gain      23,786        426,465      10,359       145,291
                                             ---------   ------------   ---------   -----------
                                               252,837      4,164,996     232,486     3,037,498
   Shares repurchased                         (215,772)    (3,363,968)   (192,997)   (2,455,353)
                                             ---------   ------------   ---------   -----------
   Net increase (decrease)                      37,065   $    801,028      39,489   $   582,145
                                             ---------   ------------   ---------   -----------
Class C
   Shares sold                                 308,077   $  4,942,024     524,535   $ 7,086,116
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income       4,881         78,272       6,822        90,944
      Distributions from net realized gain      12,449        223,551       4,907        69,220
                                             ---------   ------------   ---------   -----------
                                               325,407      5,243,847     536,264     7,246,280
   Shares repurchased                         (224,150)    (3,538,212)    (81,680)   (1,083,451)
                                             ---------   ------------   ---------   -----------
   Net increase (decrease)                     101,257   $  1,705,635     454,584   $ 6,162,829
                                             ---------   ------------   ---------   -----------
Class Y
   Shares sold                                 330,151   $  5,726,661     411,357   $ 5,228,063
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income      13,600        215,727      14,511       192,779
      Distributions from net realized gain      22,510        395,005       7,702       107,206
                                             ---------   ------------   ---------   -----------
                                               366,261      6,337,393     433,570     5,528,048
   Shares repurchased                         (246,817)    (4,085,330)    (88,143)   (1,210,342)
                                             ---------   ------------   ---------   -----------
   Net increase (decrease)                     119,444   $  2,252,063     345,427   $ 4,317,706
                                             ---------   ------------   ---------   -----------
   Increase (decrease) derived from
      capital shares transactions            1,126,933   $ 19,276,445   2,263,218   $29,689,479
                                             =========   ============   =========   ===========

--------------------------------------------------------------------------------

                 Report of Independent Registered Public Accounting Firm

--------------------------------------------------------------------------------

To the Trustees and Shareholders of AEW Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AEW Real Estate Fund (the "Fund"), at January 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 16, 2005

--------------------------------------------------------------------------------

                             Additional Information

--------------------------------------------------------------------------------

Tax Information (unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Fund designated $3,361,955 as capital gain dividends paid during the year ended January 31, 2005.

During the year ended January 31, 2005, the tax character of distributions paid was $1,853,600 from ordinary income and $3,361,955 from long-term capital gains.

--------------------------------------------------------------------------------

                         Trustee and Officer Information

--------------------------------------------------------------------------------

The table below provides certain information regarding the Trustees and Officers of CDC Nvest Companies Trust I (the "Trust"). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The statement of additional information includes additional information about the Trustees of the Trust and is available by calling CDC Nvest Funds at 800-225-5478.

                          Position(s) Held with the                                       Number of Portfolios in
                             Trust, Length of Time         Principal Occupation(s)        Fund Complex Overseen***
 Name and Date of Birth   Served and Term of Office*        During Past 5 Years**       and Other Directorships held
-----------------------   --------------------------   ------------------------------   ----------------------------
INDEPENDENT TRUSTEES

Graham T. Allison, Jr.     Trustee, Contract Review    Douglas Dillon Professor and     39; Director, Taubman
(3/23/40)                  and Governance Committee    Director for the Belfer Center   Centers, Inc. (real estate
                              Member, since 2000       of Science and International     investment trust); Advisory
                                                       Affairs, John F. Kennedy         Board Member, USEC Inc.
                                                       School of Government,            (energy supplier)
                                                       Harvard University

Edward A. Benjamin         Trustee, Audit Committee    Retired                          39; Director, Coal, Energy
(5/30/38)                     Member, since 2003                                        Investments &
                                                                                        Management, LLC; Director,
                                                                                        Precision Optics
                                                                                        Corporation (optics
                                                                                        manufacturer)

Daniel M. Cain             Trustee, Chairman of the    President and Chief              39; Trustee, Universal
(2/24/45)                   Audit Committee, since     Executive Officer, Cain          Health Realty Income Trust;
                           2000; Co-Chairman of the    Brothers & Company,              Director, Sheridan
                               Board, since 2004       Incorporated (investment         Healthcorp (physician
                                                       banking)                         practice management)

Paul G. Chenault           Trustee, Contract Review    Retired; Trustee, First          39; Director, Mailco Office
(9/12/33)                  and Governance Committee    Variable Life (variable life     Products, Inc. (mailing
                              Member, since 2003       insurance)                       equipment)

Kenneth J. Cowan           Trustee, Chairman of the    Retired                          39; None
(4/5/32)                      Contract Review and
                             Governance Committee,
                          since 2000; Co-Chairman of
                             the Board, since 2004

Richard Darman             Trustee, Contract Review    Partner, The Carlyle Group       39; Director and Chairman
(5/10/43)                  and Governance Committee    (investments); formerly,         of the Board of Directors,
                              Member, since 2000       Professor, John F. Kennedy       AES Corporation (independent
                                                       School of Government,            power company)
                                                       Harvard University

--------------------------------------------------------------------------------

                        Trustee and Officer Information

--------------------------------------------------------------------------------

                          Position(s) Held with the                                       Number of Portfolios in
                             Trust, Length of Time         Principal Occupation(s)        Fund Complex Overseen***
 Name and Date of Birth   Served and Term of Office*        During Past 5 Years**       and Other Directorships held
-----------------------   --------------------------   ------------------------------   ----------------------------
INDEPENDENT TRUSTEES
continued

Sandra O. Moose            Trustee, Audit Committee    President, Strategic Advisory    39; Director, Verizon
(2/17/42)                     Member, since 2000       Services (management             Communications; Director,
                                                       consulting); formerly, Senior    Rohm and Haas Company
                                                       Vice President and Director,     (specialty chemicals);
                                                       The Boston Consulting Group,     Director, AES Corporation
                                                       Inc. (management consulting)

John A. Shane              Trustee, Contract Review    President and Director, Palmer   39; Director, Gensym
(2/22/33)                  and Governance Committee    Service Corporation (venture     Corporation (software and
                              Member, since 2000       capital organization)            technology services
                                                                                        provider); Director, Abt
                                                                                        Associates Inc. (research and
                                                                                        consulting)

INTERESTED TRUSTEES

Robert J. Blanding/1/         Trustee, since 2003      President, Chairman,             39; None
(4/17/47)                                              Director and Chief Executive
555 California Street                                  Officer, Loomis, Sayles &
San Francisco, CA 94104                                Company, L.P.; President and
                                                       Chief Executive Officer -
                                                       Loomis Sayles Funds I; Chief
                                                       Executive Officer - Loomis
                                                       Sayles Funds II

John T. Hailer/2/         President, Chief Executive   President and Chief Executive    39; None
(11/23/60)                Officer and Trustee, since   Officer, IXIS Asset Management
                                     2000              Distributors, L.P.; Executive
                                                       Vice President - Loomis Sayles
                                                       Funds I; President - Loomis
                                                       Sayles Funds II

OFFICERS

Coleen Downs Dinneen      Secretary, Clerk and Chief   Senior Vice President, General   Not Applicable
(12/16/60)                 Legal Officer, since 2004   Counsel, Secretary and Clerk
                                                       (formerly, Deputy General
                                                       Counsel, Assistant Secretary
                                                       and Assistant Clerk), IXIS
                                                       Asset Management Distribution
                                                       Corporation, IXIS Asset
                                                       Management Distributors, L.P.,
                                                       IXIS Asset Management
                                                       Advisors, L.P. and IXIS Asset
                                                       Management Services Company;
                                                       Chief Compliance Officer, IXIS
                                                       Asset Management Advisors,
                                                       L.P.

--------------------------------------------------------------------------------

                         Trustee and Officer Information

--------------------------------------------------------------------------------

                           Position(s) Held with the                                       Number of Portfolios in
                             Trust, Length of Time         Principal Occupation(s)        Fund Complex Overseen***
 Name and Date of Birth   Served and Term of Office*        During Past 5 Years**       and Other Directorships held
-----------------------   --------------------------   ------------------------------   ----------------------------
OFFICERS
(continued)

Kristin Vigneaux           Chief Compliance Officer,   Chief Compliance Officer for     Not Applicable
(9/25/69)                         since 2004           Mutual Funds, IXIS Asset
                                                       Management Distributors, L.P.,
                                                       IXIS Asset Management
                                                       Advisors, L.P. and IXIS Asset
                                                       Management Services Company;
                                                       formerly, Vice President, IXIS
                                                       Asset Management Services
                                                       Company

* All Trustees serve until retirement, resignation or removal from the Board. The current retirement age is 72. At a meeting held on November 19, 2004, the Trustees voted to suspend the retirement policy until 2006.
** Previous positions during the past five years with IXIS Asset Management Distributors, L.P. (the "Distributor"), IXIS Asset Management Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted if not materially different from a trustee's or officer's current position with such entity. As indicated, each Trustee is also a trustee of certain other investment companies for which the Distributor acts as principal underwriter.
*** The Trustees of the Trust serve as Trustees of a fund complex that includes all series of CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust, CDC Nvest Companies Trust I, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II.

/1/ Mr. Blanding is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P.

/2/ Mr. Hailer is an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: Director and Executive Vice President of IXIS Asset Management Distribution Corporation, President and Chief Executive Officer of IXIS Asset Management Advisors, L.P.

--------------------------------------------------------------------------------

                         Trustee and Officer Information

--------------------------------------------------------------------------------

                           Position(s) Held with the                                       Number of Portfolios in
                             Trust, Length of Time         Principal Occupation(s)        Fund Complex Overseen***
 Name and Date of Birth   Served and Term of Office*        During Past 5 Years**       and Other Directorships held
-----------------------   --------------------------   ------------------------------   ----------------------------
OFFICERS
(continued)

Michael C. Kardok            Treasurer, Principal      Senior Vice President, IXIS      Not Applicable
(7/17/59)                  Financial and Accounting    Asset Management Advisors,
                              Officer, since 2004      L.P. and IXIS Asset Management
                                                       Distributors, L.P.; formerly,
                                                       Senior Vice President, IXIS
                                                       Asset Management Services
                                                       Company; formerly, Senior
                                                       Director, PFPC Inc; formerly,
                                                       Vice President - Division
                                                       Manager, First Data Investor
                                                       Services, Inc.

Frank A. LoPiccolo           Anti-Money Laundering     President, Chief Executive       Not Applicable
(4/1/53)                      Officer, since 2003      Officer and Director
                                                       (formerly, Executive Vice
                                                       President), IXIS Asset
                                                       Management Services Company

John E. Pelletier          Chief Operating Officer,    Executive Vice President and     Not Applicable
(6/24/64)                         since 2004           Chief Operating Officer
                                                       (formerly, General Counsel,
                                                       Secretary and Clerk), IXIS
                                                       Asset Management Distributors,
                                                       L.P. and IXIS Asset Management
                                                       Advisors, L.P.; Executive
                                                       Vice President (formerly,
                                                       Senior Vice President,
                                                       General Counsel, Secretary
                                                       and Clerk), IXIS Asset
                                                       Management Distribution
                                                       Corporation; Director
                                                       (formerly, President, Chief
                                                       Executive Officer, General
                                                       Counsel, Secretary and Clerk),
                                                       IXIS Asset Management Services
                                                       Company

Item 2. Code of Ethics.

The Trust has adopted a code of Ethics that applies to the Trust's principal executive officer, principal financial officer and persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Trust have established an audit committee. Ms. Sandra O. Moose, and Messrs. Edward A. Benjamin and Daniel M. Cain, all members of the audit committee have been designated financial experts. Each of these individuals is also an Independent Trustee of the Trust.

Item 4. Principal Accountant Fees and Services.

Fees paid to Principal Accountant by the Funds. The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Trust's annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the registrant's financial statements and but not reported under "Audit Fees"); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Trust, other than the services provided reported as a part of (a) through (c) of this Item.

                          Audit fees      Audit-related fees      Tax fees/1/    All other fees
----------------------------------------------------------------------------------------------
                        2003      2004        2003   2004       2003     2004      2003   2004
----------------------------------------------------------------------------------------------
CDC Nvest Companies   $20,000   $20,000        $0     $0       $5,050   $1,250      $0     $0
Trust I
----------------------------------------------------------------------------------------------

/1./ The tax fees consist of a review of the Trust's tax returns (2003) and year-end shareholder reporting (2004).

Aggregate fees billed to the Trust for non-audit services for 2003 and 2004 were $25,050 and $21,250, respectively.

Fees paid to Principal Accountant By Adviser and Control Affiliates. The following table sets forth the non-audit services provided by the Trust's principal accountant to IXIS Asset Management Advisors, L.P. and entities controlling, controlled by or under common control with IXIS Asset Management Advisors, L.P. that provide ongoing services to the Trust ("Control Affiliates") for the last two fiscal years.

                     Audit-related fees/1/    Tax fees/2/    All other fees/3/
------------------------------------------------------------------------------
                        2003       2004      2003    2004      2003     2004
------------------------------------------------------------------------------
Control Affiliates    $107,000   $111,000    n/a    $5,050     n/a    $12,000
------------------------------------------------------------------------------

/1./ The audit related fees consist of performing SAS 70 internal examinations for a Trust affiliate, review of anti-money laundering procedures for the investment adviser and review of 12b-1 expenditures for the Trust's distributor.

/2./ The tax fees consist of a review of the Trust's tax returns.

/3./ Other fees are related to the review of the ICI transfer agency survey.

Aggregate fees billed to Control Affiliates for non-audit services during 2003 and 2004 were $107,000 and $128,050, respectively

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre Approval Policies.

     Annually, the Trust's Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

     If, in the opinion of management, a proposed engagement by the Trust's independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End

Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not yet applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

     The following represents new procedures by which shareholders may recommend nominees to the registrant's board of trustees:

     Shareholders that wish to recommend a candidate to the Board must submit any such recommendation in writing to the following address: Attention of the Board of Trustees, c/o Secretary of the Funds, IXIS Asset Management Advisors, L.P., 399 Boylston Street, Boston, MA 02116 (the "Shareholder Recommendation"). Recommendations by email will not be accepted. The Shareholder Recommendation must contain sufficient background information concerning the candidate to enable a proper judgment to be made as to the candidate's qualifications, which may include (i) the recommended candidate's knowledge of the mutual fund industry; (ii) any experience possessed by the recommended candidate's as a director or senior officer of other public companies; (iii) the recommended candidate's educational background; (iv) the recommended candidate's reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the recommended candidate, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the recommended candidate's perceived ability to contribute to the ongoing functions of the Board, including the recommended candidate's ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the recommended candidate's ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The Shareholder Recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). A Shareholder Recommendation shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the Shareholder Recommendation shall be considered stale and discarded.

Item 11. Controls and Procedures.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

     (a) (1) Code of Ethics required by Item 2 hereof, filed herewith as exhibit (a)(1)
     (a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), as herewith as exhibit (a)(2)(1) and a(2)(2), respectively
     (a)  (3)  Not applicable.
     (b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b)(1) and (b)(2), respectively.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    CDC Nvest Companies Trust I


                                    By: /s/ John T. Hailer
                                        ----------------------------------------
                                    Name: John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date: March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                    By: /s/ John T. Hailer
                                        ----------------------------------------
                                    Name: John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date: March 28, 2005


                                    By: /s/ Michael C. Kardok
                                        ----------------------------------------
                                    Name: Michael C. Kardok
                                    Title: Treasurer
                                    Date: March 28, 2005